Investment Property, Net - Changes in Carrying Amount of Investment Property (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Beginning	₩ 994,781	₩ 878,227
Acquisitions	94,875	3,199
Disposals	(3,356)	(239)
Depreciation	(26,324)	(13,497)
Others	26,101	127,091
Ending	1,086,077	994,781
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning	279,397	278,465
Acquisitions	83,497	2,814
Disposals	(1,092)	(183)
Others	(29,494)	(1,699)
Ending	332,308	279,397
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning	559,584	598,159
Acquisitions	11,378	385
Disposals	(2,264)
Depreciation	(21,362)	(9,681)
Others	37,213	(29,279)
Ending	584,549	559,584
Structures [member]
Disclosure of detailed information about investment property [line items]
Beginning	1,199	1,178
Depreciation	(598)	(610)
Others	152	631
Ending	753	1,199
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning	154,601	425
Disposals		(56)
Depreciation	(4,364)	(3,206)
Others	18,230	157,438
Ending	₩ 168,467	₩ 154,601